CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Current assets
Cash and cash equivalents	$ 2,904,430	$ 2,471,782
Accounts receivable - net of allowance for credit loss	3,066,626	3,064,131
Contract asset	303,910	145,341
Deferred offering costs included in accounts payable	874,268
Inventories, net	633,798	594,024
Prepaid expenses and other current assets	1,261,794	2,173,589
Total current assets	8,170,558	8,448,867
Right-of-use asset - operating lease	215,385	103,371
Right-of-use asset - finance lease	54,147	30,936
Property and equipment, net	20,330,688	19,474,465
Goodwill	5,216,788	2,287,466
Intangible assets, net	2,182,558	2,070,387
Equity method investments		7,406,523
Total Assets	36,170,124	39,822,015
Current liabilities
Accounts payable	7,219,261	7,075,064
Accrued expenses and other current liabilities	2,350,393	2,504,664
Contingent consideration liability	1,441,164	1,534,558
Debt, net of debt discount	7,098,279	8,530,688
Convertible debt, at fair value	5,321,303	6,593,923
Derivative liabilities	234,389	292,677
Deferred consideration	396,850
Operating lease liability	94,340	67,107
Finance lease liability	58,398	54,614
Contract liabilities	772,013	1,644,081
3(a)(10) Settlement Agreement, at fair value	3,634,000	3,687,000
Other payable	250,000
Deferred tax liabilities	4,039,514	3,887,472
Total current liabilities	32,909,904	35,871,848
Debt, net of current portion	1,180,273	1,698,310
Operating lease liabilities, net of current portion	130,509	40,761
Finance lease liabilities, net of current portion	43,749	17,057
Contingent consideration liability, net of current portion	330,226	236,832
Total liabilities	34,594,661	37,864,808
Commitments and Contingencies (Note 11)
Stockholders' Deficit:
Preferred stock Series A, $0.0001 par value, 10,000,000 shares authorized as of March 31, 2026 and December 31, 2025 no shares issued or outstanding as of March 31, 2026 and December 31, 2025	0	0
Common stock, $0.001 par value, 250,000,000 shares authorized as of March 31, 2026 and December 31, 2025, 5,312,911 and 4,789,230 issued and outstanding as of March 31, 2026 and December 31, 2025 respectively	479
Additional paid-in-capital	60,164,021
Accumulated deficit	(61,671,149)	(68,616,894)
Accumulated other comprehensive loss	(20,333)	(580,369)
Total ConnectM Technology Solutions, Inc.'s stockholders' deficit	(1,526,982)	(1,421,238)
Non-controlling interest	3,102,445	3,378,445
Total stockholders' deficit	1,575,463	1,957,207
Total liabilities and stockholders' deficit	36,170,124	39,822,015
Reclassification adjustment
Stockholders' Deficit:
Common stock, $0.001 par value, 250,000,000 shares authorized as of March 31, 2026 and December 31, 2025, 5,312,911 and 4,789,230 issued and outstanding as of March 31, 2026 and December 31, 2025 respectively	479	531
Additional paid-in-capital	$ 60,164,021	$ 67,775,494